GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.61%
$ 105,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/15/2026	$ 104,982
	Ally Auto Receivables Trust
	Series 2019-1 Class A3
217,885	2.91%, 09/15/2023	220,017
	Series 2019-2 Class A3
18,787	2.23%, 01/16/2024	18,971
	Series 2019-4 Class A3
41,464	1.84%, 06/17/2024	41,815
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
10,000	2.89%, 09/12/2025	10,242
	Series 2020-1 Class D
850,000	2.39%, 03/13/2026	870,690
	Series 2020-4 Class C
800,000	1.31%, 12/14/2026	808,137
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	86,476
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	2,001,201
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,758,659
	Series 2021-3 Class D
730,000	1.34%, 11/15/2027	729,591
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	5,266
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,391
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,189
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	20,470
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	359,965
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	121,613
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	385,347
2,500,000	Ares Ltd(b)(c) Series 2021-60A Class C 2.08%, 07/18/2034 3-mo. LIBOR + 1.95%	2,502,897
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2018-1A Class B
535,000	4.00%, 09/20/2024	565,597
	Series 2018-1A Class C
100,000	4.73%, 09/20/2024	106,289
	Series 2019-1A Class C
310,000	4.53%, 03/20/2023	314,242
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	139,755
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class A
$ 925,000	2.02%, 02/20/2027	$ 955,868
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	223,706
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	120,501
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	104,962
575,000	Bain Capital Credit Ltd(b)(c) Series 2020-4A Class C 2.83%, 10/20/2033 3-mo. LIBOR + 2.70%	576,888
1,500,000	Barings Ltd(b)(c) Series 2020-4A Class C 2.28%, 01/20/2032 3-mo. LIBOR + 2.15%	1,501,578
355,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	357,653
100,598	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	102,136
562,146	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	570,814
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2013-2A Class CR
25,000	1.78%, 01/18/2029 3-mo. LIBOR + 1.65%	24,780
	Series 2021-1A Class B
2,000,000	1.99%, 04/15/2034 3-mo. LIBOR + 1.80%	1,991,864
	Series 2021-3SA Class A2
2,000,000	1.67%, 04/15/2034 3-mo. LIBOR + 1.50%	1,995,096
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,192
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	5,164
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	16,077
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	5,173
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	499,545
265,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	269,155
260,000	Castlelake Aircraft Structured Trust(b) Series 2017-1R Class A 2.74%, 08/15/2041	260,000
819,558	CLI Funding LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	819,037

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 585,000	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	$ 601,136
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
278,171	3.04%, 01/25/2047	285,084
	Series 2020-1 Class A
72,112	1.69%, 10/25/2051	72,533
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.70%, 05/15/2052(d)	682,239
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	159,973
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	320,000
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	305,825
	Series 2020-3A Class A
250,000	1.24%, 10/15/2029	252,787
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	511,917
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	402,501
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	250,971
420,510	DB Master Finance LLC(b) Series 2019-1A Class A23 4.35%, 05/20/2049	463,242
230,000	Dell Equipment Finance Trust(b) Series 2020-2 Class D 1.92%, 03/23/2026	234,103
	Domino's Pizza LLC(b)
	Series 2017-1A Class A23
191,070	4.12%, 07/25/2047	206,268
	Series 2018-1A Class A2II
389,000	4.33%, 07/25/2048	426,659
	Series 2021-1A Class A2I
1,117,200	2.66%, 04/25/2051	1,165,564
	Drive Auto Receivables Trust
	Series 2018-3 Class D
3,767	4.30%, 09/16/2024	3,840
	Series 2019-3 Class D
750,000	3.18%, 10/15/2026	776,765
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,148
	Series 2020-1 Class D
1,505,000	2.70%, 05/17/2027	1,547,905
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	1,041,488
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	503,941
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 955,000	Dryden Senior Loan(b)(c) Series 2017-50A Class C 2.38%, 07/15/2030 3-mo. LIBOR + 2.25%	$ 955,626
	DT Auto Owner Trust(b)
	Series 2019-4A Class D
10,000	2.85%, 07/15/2025	10,347
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	3,170,943
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,996,265
209,559	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	211,562
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
20,000	2.58%, 09/15/2025(b)	20,535
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,455,272
	First Investors Auto Owner Trust(b)
	Series 2019-1A Class D
350,000	3.55%, 04/15/2025	361,303
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	419,120
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	1,041,425
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	539,795
	Series 2021-SFR1 Class E2
440,000	2.49%, 08/17/2038	443,940
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
85,000	2.86%, 12/15/2025	88,323
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	10,487
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	15,470
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	194,779
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	253,691
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	312,838
	Ford Credit Auto Owner Trust
	Series 2018-A Class A4
1,325,000	3.16%, 10/15/2023	1,340,857
	Series 2019-C Class A3
8,890	1.87%, 03/15/2024	8,987
	Series 2020-B Class A3
35,000	0.56%, 10/15/2024	35,136
	Series 2020-C Class A3
440,000	0.41%, 07/15/2025	440,921

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A3
$ 1,855,000	0.30%, 08/15/2025	$ 1,855,059
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
420,000	1.32%, 03/15/2027	418,685
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	361,520
100,000	FREED Trust(b) Series 2021-2 Class C 1.94%, 06/19/2028	100,208
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
10,000	2.72%, 11/17/2025	10,281
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,293,652
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	544,498
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
16,163	1.75%, 07/16/2024	16,305
	Series 2020-1 Class A3
9,332	1.84%, 09/16/2024	9,430
	Series 2020-4 Class A3
10,000	0.38%, 08/18/2025	10,015
	Series 2021-1 Class A3
620,000	0.35%, 10/16/2025	621,134
	Series 2021-2 Class A3
1,550,000	0.51%, 04/16/2026	1,556,474
300,000	Hardee's Funding LLC(b) Series 2021-1A Class A2 2.87%, 06/20/2051	304,527
190,000	Hewlett-Packard Enterprise Financial Services Equipment Trust(b) Series 2021-1A Class D 1.03%, 03/20/2031	189,882
100,000	Home Partners of America Trust(b) Series 2021-1 Class E 2.58%, 09/19/2041	100,482
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
195,000	1.83%, 01/18/2024	197,107
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	30,675
	Series 2020-3 Class A3
5,000	0.37%, 10/18/2024	5,010
	Series 2021-1 Class A3
1,075,000	0.27%, 04/21/2025	1,075,170
	Invitation Homes Trust(b)(c)
	Series 2018-SFR2 Class B
165,000	1.17%, 06/17/2037 1-mo. LIBOR + 1.08%	165,231
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-SFR3 Class B
$ 100,000	1.24%, 07/17/2037 1-mo. LIBOR + 1.15%	$ 100,347
242,284	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	242,371
2,250,000	KKR Ltd(b)(c) Series 31A Class B 1.70%, 04/20/2034 3-mo. LIBOR + 1.50%	2,250,335
1,250,000	LCM XVI LP(b)(c) Series 16A Class CR2 2.28%, 10/15/2031 3-mo. LIBOR + 2.15%	1,240,140
	Legacy Mortgage Asset Trust(b)(e)
	Series 2019-GS3 Class A1
73,966	3.75%, 04/25/2059	74,554
	Series 2019-GS4 Class A1
439,349	3.44%, 05/25/2059	439,783
2,000,000	Madison Park Funding XLVIII Ltd(b)(c) Series 2021-48A Class C 2.13%, 04/19/2033 3-mo. LIBOR + 2.00%	1,996,246
2,500,000	Magnetite XXII Ltd(b)(c) Series 2019-22A Class CR 2.08%, 04/15/2031 3-mo. LIBOR + 1.95%	2,501,057
1,455,624	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	1,475,405
	Marathon Ltd(b)(c)
	Series 2020-15A Class A2A
250,000	2.46%, 11/15/2031 3-mo. LIBOR + 2.30%	250,125
	Series 2021-16A Class A2
2,250,000	1.90%, 04/15/2034 3-mo. LIBOR + 1.70%	2,238,311
120,000	Marlette Funding Trust(b) Series 2021-2A Class C 1.50%, 09/15/2031	120,014
455,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	456,852
135,012	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	130,243
100,000	Mission Lane Credit Card Master Trust(b) Series 2021-A Class B 2.24%, 09/15/2026	100,073
1,091,095	MVW LLC(b) Series 2021-1WA Class C 1.94%, 01/22/2041	1,096,868

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 44,781	MVW Owner Trust(b) Series 2019-1A Class C 3.33%, 11/20/2036	$ 45,936
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
106,348	1.31%, 01/15/2069	107,271
	Series 2021-A Class A
614,688	0.84%, 05/15/2069	614,338
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	733,792
	Nissan Auto Receivables Owner Trust
	Series 2019-A Class A3
382,397	2.90%, 10/16/2023	386,742
	Series 2019-C Class A3
4,859	1.93%, 07/15/2024	4,910
	Series 2020-A Class A3
30,000	1.38%, 12/16/2024	30,330
	Series 2020-B Class A3
2,025,000	0.55%, 07/15/2024	2,031,141
	OneMain Financial Issuance Trust(b)
	Series 2016-3A Class A
94,080	3.83%, 06/18/2031	94,766
	Series 2018-2A Class A
260,000	3.57%, 03/14/2033	272,418
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	208,806
	Series 2021-1A Class D
250,000	2.47%, 06/16/2036	254,542
330,000	Prestige Auto Receivables Trust(b) Series 2020-1A Class E 3.67%, 02/15/2028	341,730
	Progress Residential Trust(b)
	Series 2018-SFR3 Class D
915,000	4.43%, 10/17/2035	917,226
	Series 2019-SFR1 Class E
195,000	4.47%, 08/17/2035	199,171
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	472,980
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	167,725
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	141,986
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	101,070
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	100,839
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	230,162
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR5 Class E2
$ 100,000	2.36%, 07/17/2038	$ 100,070
	Series 2021-SFR6 Class E1
300,000	2.54%, 07/17/2038	300,726
	Series 2021-SFR6 Class E2
155,000	2.64%, 07/17/2038	155,373
	Series 2021-SFR7 Class E1
480,000	2.59%, 08/17/2040	480,000
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	99,990
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
10,000	2.68%, 10/15/2025	10,249
	Series 2020-1 Class C
220,000	4.11%, 12/15/2025	230,694
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	425,929
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	215,256
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	5,084
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	40,593
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,513,486
	Series 2021-2 Class D
1,825,000	1.35%, 07/15/2027	1,839,372
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	1,032,977
100,000	SCF Equipment Leasing LLC(b) Series 2021-1A Class D 1.93%, 09/20/2030	100,232
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
197,960	3.12%, 05/20/2036	202,960
	Series 2019-3A Class C
135,492	3.00%, 08/20/2036	138,696
	Series 2021-1A Class C
113,863	1.79%, 11/20/2037	114,656
974,093	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	966,890
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
960,000	2.23%, 09/15/2037	991,807
	Series 2021-A Class A2A2
595,000	0.82%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	596,070

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-B Class B
$ 345,000	2.65%, 07/17/2051	$ 354,852
396,349	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	395,530
422,950	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	421,160
	Towd Point Mortgage Trust(b)(d)
	Series 2018-5 Class M1
585,000	3.25%, 07/25/2058	615,267
	Series 2019-4 Class A1
717,197	2.90%, 10/25/2059	743,266
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	133,284
	Toyota Auto Receivables Owner Trust
	Series 2019-A Class A3
505,011	2.91%, 07/17/2023	511,353
	Series 2019-D Class A3
25,000	1.92%, 01/16/2024	25,280
	Series 2020-A Class A3
1,305,000	1.66%, 05/15/2024	1,320,226
	Series 2020-C Class A3
10,000	0.44%, 10/15/2024	10,026
	Series 2020-D Class A3
10,000	0.35%, 01/15/2025	10,010
	Series 2021-A Class A2
566,406	0.16%, 07/17/2023	566,423
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
5,000	3.20%, 03/17/2038	5,195
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	100,967
889,075	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	887,921
433,278	VCAT LLC(b)(e) Series 2021-NPL1 Class A1 2.29%, 12/26/2050	434,557
	Venture Ltd(b)(c)
	Series 2017-28AA Class C1
1,000,000	2.53%, 10/20/2029 3-mo. LIBOR + 2.40%	1,000,140
	Series 2018-32A Class C
25,000	2.08%, 07/18/2031 3-mo. LIBOR + 1.95%	24,712
	Series 2021-42A Class B
2,250,000	1.73%, 04/15/2034 3-mo. LIBOR + 1.55%	2,250,344
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 196,790	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	$ 196,945
550,126	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	549,896
484,824	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	485,636
374,318	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	374,744
926,411	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	927,469
1,000,000	Voya Ltd(b)(c) Series 2019-3A Class C 2.73%, 10/17/2032 3-mo. LIBOR + 2.60%	1,000,415
543,854	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	542,385
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
168,875	3.88%, 03/15/2048	180,465
	Series 2021-1A Class A2I
530,000	2.37%, 06/15/2051	539,074
	Series 2021-1A Class A2II
100,000	2.78%, 06/15/2051	102,634
	Westlake Automobile Receivables Trust(b)
	Series 2019-3A Class D
10,000	2.72%, 11/15/2024	10,251
	Series 2020-2A Class C
500,000	2.01%, 07/15/2025	509,505
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	620,980
	Series 2020-3A Class C
100,000	1.24%, 11/17/2025	101,004
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	1,033,994
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	536,581
895,727	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	911,359
199,500	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	207,217
TOTAL ASSET-BACKED SECURITIES — 9.61% (Cost $107,004,003)		$107,378,629

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 1.57%
$ 690,000	Allegheny Technologies Inc(f) 5.88%, 12/01/2027	$ 721,202
400,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	406,000
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	461,184
2,415,000	2.63%, 09/10/2030	2,477,025
425,000	2.88%, 03/17/2031	441,795
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	432,550
415,000	5.88%, 01/31/2050(f)	464,800
1,790,000	First Quantum Minerals Ltd(b) 6.88%, 10/15/2027	1,939,912
755,000	FMG Resources Ltd(b) 4.38%, 04/01/2031	821,063
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	5,294
410,000	4.25%, 03/01/2030	442,288
5,000	4.63%, 08/01/2030(f)	5,494
1,180,000	5.40%, 11/14/2034	1,500,075
95,000	5.45%, 03/15/2043	122,117
	Glencore Funding LLC(b)
5,000	4.00%, 03/27/2027	5,575
10,000	3.88%, 10/27/2027	11,122
35,000	4.88%, 03/12/2029	41,243
3,090,000	2.50%, 09/01/2030	3,116,736
1,290,000	2.85%, 04/27/2031(f)	1,334,791
510,000	Novelis Corp 4.75%, 01/30/2030	543,053
958,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	975,445
455,000	Steel Dynamics Inc 3.45%, 04/15/2030	502,683
590,000	Suzano Austria GmbH 3.75%, 01/15/2031	614,662
130,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	125,476
		17,511,585
Communications — 3.97%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,894,554
360,000	AMC Networks Inc(f) 4.25%, 02/15/2029	360,000
2,649,000	AT&T Inc(b) 3.65%, 09/15/2059	2,734,246
465,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	469,789
235,000	Block Communications Inc(b) 4.88%, 03/01/2028	237,938
	CCO Holdings LLC / CCO Holdings Capital Corp
5,000	5.50%, 05/01/2026(b)	5,169
50,000	5.13%, 05/01/2027(b)	52,313
505,000	4.50%, 08/15/2030(b)	530,250
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,690,000	4.25%, 02/01/2031(b)	$ 1,743,691
290,000	4.50%, 05/01/2032	303,413
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	12,126
5,550,000	4.80%, 03/01/2050	6,509,957
1,405,000	4.40%, 12/01/2061	1,543,400
880,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	903,496
85,000	CommScope Inc(b) 7.13%, 07/01/2028	91,694
1,105,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,118,039
	CSC Holdings LLC(b)
200,000	4.13%, 12/01/2030	200,500
1,650,000	4.63%, 12/01/2030	1,625,250
735,000	DISH DBS Corp(b) 5.13%, 06/01/2029	728,605
	Expedia Group Inc
3,640,000	3.25%, 02/15/2030	3,820,540
85,000	2.95%, 03/15/2031	87,255
770,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	770,962
	iHeartCommunications Inc
60,000	6.38%, 05/01/2026	63,300
505,000	8.38%, 05/01/2027(f)	537,189
420,000	5.25%, 08/15/2027(b)	437,783
200,000	4.75%, 01/15/2028(b)	207,218
	Lamar Media Corp
170,000	3.75%, 02/15/2028	172,550
375,000	4.00%, 02/15/2030	381,322
540,000	Millicom International Cellular SA(b) 5.13%, 01/15/2028	561,600
	Netflix Inc
165,000	4.88%, 04/15/2028	192,817
35,000	5.88%, 11/15/2028	43,488
45,000	6.38%, 05/15/2029	57,846
55,000	5.38%, 11/15/2029(b)	67,856
1,745,000	4.88%, 06/15/2030(b)	2,102,324
435,000	Nokia OYJ 4.38%, 06/12/2027	479,587
485,000	Sirius XM Radio Inc(b) 5.00%, 08/01/2027	506,825
235,000	Sprint Capital Corp 6.88%, 11/15/2028	303,176
5,000	Sprint Corp 7.25%, 09/15/2021	5,033
35,000	Time Warner Cable LLC 4.50%, 09/15/2042	39,759
	T-Mobile USA Inc
5,000	4.50%, 02/01/2026	5,116
2,155,000	3.38%, 04/15/2029	2,243,764
2,245,000	3.88%, 04/15/2030	2,534,807

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,065,000	3.50%, 04/15/2031	$ 1,116,979
	Uber Technologies Inc(b)
10,000	7.50%, 05/15/2025	10,710
15,000	8.00%, 11/01/2026	16,069
395,000	7.50%, 09/15/2027	431,616
2,115,000	6.25%, 01/15/2028(f)	2,282,085
810,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	824,175
		44,368,181
Consumer, Cyclical — 3.26%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025	5,269
325,000	3.88%, 01/15/2028	327,779
610,000	4.00%, 10/15/2030	608,377
1,365,000	7-Eleven Inc(b) 0.80%, 02/10/2024	1,365,249
715,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	712,319
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
205,000	5.50%, 04/20/2026	214,481
235,000	5.75%, 04/20/2029	253,490
	American Airlines Pass Through Trust
	Series 2016-1 Class B
5,257	5.25%, 01/15/2024	5,174
	Series 2017-2 Class B
3,483	3.70%, 10/15/2025	3,365
	Series 2016-3 Class B
20,720	3.75%, 10/15/2025	20,090
	Series 2019-1 Class B
22,660	3.85%, 02/15/2028	21,470
	Series 2016-3 Class A
151,491	3.25%, 10/15/2028	147,836
	Series 2017-2 Class A
4,188	3.60%, 10/15/2029	4,174
	American Honda Finance Corp
45,000	1.95%, 05/20/2022	45,636
1,530,000	0.55%, 07/12/2024	1,525,749
40,000	AutoNation Inc 4.75%, 06/01/2030	47,834
10,000	AutoZone Inc 3.63%, 04/15/2025	10,940
4,478	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	4,421
825,000	Carnival Corp(b) 5.75%, 03/01/2027	838,406
	Carvana Co(b)
430,000	5.63%, 10/01/2025	445,587
380,000	5.88%, 10/01/2028(f)	402,564
	Ford Motor Co
10,000	8.50%, 04/21/2023	11,102
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 870,000	9.00%, 04/22/2025	$ 1,070,926
250,000	9.63%, 04/22/2030	360,938
	General Motors Co
295,000	5.20%, 04/01/2045	368,889
1,345,000	5.40%, 04/01/2048	1,712,003
1,285,000	5.95%, 04/01/2049	1,759,411
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(g)	68,479
35,000	5.75%, Perpetual(g)	38,142
585,000	1.05%, 03/08/2024	589,865
1,010,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	1,014,538
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	106,125
	Hilton Domestic Operating Co Inc(b)
695,000	4.00%, 05/01/2031	711,350
110,000	3.63%, 02/15/2032	109,725
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029	504,510
180,000	4.88%, 07/01/2031	176,559
5,000	Hyatt Hotels Corp 5.75%, 04/23/2030	6,127
5,000	Lennar Corp(f) 4.75%, 11/29/2027	5,826
365,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	384,352
	Marriott International Inc
40,000	5.75%, 05/01/2025	46,157
175,000	4.63%, 06/15/2030	202,638
495,000	2.85%, 04/15/2031	506,956
400,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	402,500
165,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	164,588
485,000	NCL Corp Ltd(b) 5.88%, 03/15/2026	488,637
180,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	181,800
325,000	Penn National Gaming Inc(b) 4.13%, 07/01/2029	320,434
230,000	PulteGroup Inc 6.00%, 02/15/2035	304,750
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	214,742
1,015,000	5.50%, 04/01/2028	1,034,995
	Scientific Games International Inc(b)
920,000	7.00%, 05/15/2028	991,300
35,000	7.25%, 11/15/2029(f)	39,248
3,240,000	Target Corp 2.25%, 04/15/2025	3,412,054
	Toyota Motor Credit Corp
3,745,000	0.50%, 08/14/2023	3,759,703

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,470,000	0.50%, 06/18/2024	$ 1,466,089
	Travel + Leisure Co
120,000	6.63%, 07/31/2026(b)	133,950
65,000	6.00%, 04/01/2027	70,363
510,000	4.63%, 03/01/2030(b)	526,697
	United Airlines Inc(b)
190,000	4.38%, 04/15/2026	195,487
285,000	4.63%, 04/15/2029	293,194
191,521	United Airlines Pass Through Trust Series 2020-1 Class B 4.88%, 01/15/2026	199,900
3,460,000	Volkswagen Group of America Finance LLC(b) 0.88%, 11/22/2023	3,478,435
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	1,133,325
110,000	3.63%, 03/15/2031	112,200
680,000	4.63%, 01/31/2032	730,150
		36,419,369
Consumer, Non-Cyclical — 3.61%
400,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	419,806
470,000	Ashtead Capital Inc(b) 4.25%, 11/01/2029	509,362
230,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	225,400
	Centene Corp
380,000	3.00%, 10/15/2030	394,873
1,590,000	2.50%, 03/01/2031	1,591,987
1,030,000	2.63%, 08/01/2031	1,037,725
	Charles River Laboratories International Inc(b)
155,000	3.75%, 03/15/2029	159,069
160,000	4.00%, 03/15/2031	168,336
	CVS Pass Through Trust(b)
	Series 2013
835,699	4.70%, 01/10/2036	958,100
	Series 2014
291,466	4.16%, 08/11/2036(f)	326,990
215,000	Element Fleet Management Corp(b) 1.60%, 04/06/2024	218,671
40,000	Encompass Health Corp 4.75%, 02/01/2030	42,700
235,000	Gartner Inc(b) 3.75%, 10/01/2030	241,463
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,760,178
	HCA Inc
1,210,000	4.13%, 06/15/2029	1,381,067
1,675,000	3.50%, 09/01/2030	1,818,966
2,870,000	5.25%, 06/15/2049	3,762,247
1,070,000	Hologic Inc(b) 3.25%, 02/15/2029	1,080,721
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	IHS Markit Ltd 4.25%, 05/01/2029	$ 1,167,000
200,000	Jazz Securities Designated Activity Co(b) 4.38%, 01/15/2029	208,456
395,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.75%, 12/01/2031	405,863
	Kraft Heinz Foods Co
5,000	5.00%, 06/04/2042	6,266
1,245,000	5.20%, 07/15/2045	1,576,857
1,910,000	4.38%, 06/01/2046	2,200,796
25,000	4.88%, 10/01/2049	31,181
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	44,300
535,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	549,712
400,000	NBM US Holdings Inc(b) 7.00%, 05/14/2026	425,228
2,550,000	PayPal Holdings Inc 1.35%, 06/01/2023	2,597,972
1,590,000	PepsiCo Inc 0.40%, 10/07/2023	1,593,304
265,000	Pilgrim's Pride Corp(b) 5.88%, 09/30/2027	283,555
	Post Holdings Inc
5,000	5.75%, 03/01/2027(b)	5,204
40,000	5.75%, 03/01/2027	41,634
635,000	4.63%, 04/15/2030(b)	646,906
55,000	Sabre Global Inc(b) 9.25%, 04/15/2025	64,350
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	1,042,729
530,000	Square Inc(b) 3.50%, 06/01/2031	550,718
	Tenet Healthcare Corp(b)
5,000	4.88%, 01/01/2026	5,163
335,000	6.25%, 02/01/2027	348,819
295,000	4.63%, 06/15/2028	305,288
55,000	6.13%, 10/01/2028	58,575
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	137,813
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.80%, 07/21/2023	9,885
1,140,000	3.15%, 10/01/2026	1,093,944
1,850,000	4.10%, 10/01/2046	1,632,625
700,000	TriNet Group Inc(b) 3.50%, 03/01/2029	700,875
	Unilever Capital Corp
2,070,000	3.00%, 03/07/2022	2,104,760
1,300,000	2.60%, 05/05/2024	1,372,084
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,471
860,000	4.00%, 07/15/2030	893,325

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 190,000	Verisk Analytics Inc 4.13%, 03/15/2029	$ 219,699
		40,428,018
Energy — 1.34%
2,060,000	Aker BP ASA(b) 4.00%, 01/15/2031	2,290,624
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	17,570
1,075,000	3.70%, 11/15/2029	1,186,068
	Continental Resources Inc
140,000	3.80%, 06/01/2024	146,789
870,000	5.75%, 01/15/2031(b)	1,048,611
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	356,923
	Energean Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	490,345
625,000	5.88%, 03/30/2031	640,194
1,085,000	Energy Transfer LP 3.75%, 05/15/2030	1,183,693
	EnLink Midstream Partners LP
25,000	4.15%, 06/01/2025	25,817
445,000	5.45%, 06/01/2047	431,650
545,000	EQM Midstream Partners LP 5.50%, 07/15/2028	589,962
	EQT Corp
70,000	3.13%, 05/15/2026(b)	72,009
340,000	5.00%, 01/15/2029	384,438
155,000	3.63%, 05/15/2031(b)	164,176
725,000	Exxon Mobil Corp 1.90%, 08/16/2022	737,733
410,000	Hess Corp 5.60%, 02/15/2041	513,087
180,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	195,799
	Lundin Energy Finance BV(b)
835,000	2.00%, 07/15/2026	844,620
605,000	3.10%, 07/15/2031	618,782
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	190,413
135,000	Occidental Petroleum Corp 5.55%, 03/15/2026	147,770
	Ovintiv Inc
125,000	8.13%, 09/15/2030	172,123
30,000	7.20%, 11/01/2031	40,097
30,000	7.38%, 11/01/2031	40,532
100,000	6.50%, 08/15/2034	133,392
230,000	6.63%, 08/15/2037	312,633
45,000	6.50%, 02/01/2038	61,192
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	73,725
650,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	697,320
Principal Amount(a)		Fair Value
Energy — (continued)
$ 815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	$ 953,142
225,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 4.00%, 01/15/2032	232,585
		14,993,814
Financial — 9.44%
570,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust(f) 3.88%, 01/23/2028	616,464
1,320,000	AIG Global Funding(b) 0.65%, 06/17/2024	1,319,814
	Air Lease Corp
825,000	4.65%, Perpetual(f)(g)	862,125
10,000	3.38%, 07/01/2025	10,776
825,000	3.00%, 02/01/2030	852,610
750,000	3.13%, 12/01/2030	778,002
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(g)	348,450
20,000	4.25%, 06/15/2026	21,988
	Ally Financial Inc
2,260,000	4.70%, Perpetual(g)	2,358,435
5,000	3.88%, 05/21/2024	5,407
225,000	4.63%, 03/30/2025	251,893
1,360,000	5.80%, 05/01/2025	1,581,499
270,000	5.75%, 11/20/2025	308,727
995,000	8.00%, 11/01/2031	1,447,048
185,000	American Homes 4 Rent LP REIT(f) 2.38%, 07/15/2031	187,522
320,000	American International Group Inc 4.20%, 04/01/2028	370,347
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	276,004
885,000	2.75%, 01/15/2027	886,080
1,945,000	Ares Capital Corp 2.88%, 06/15/2028	2,005,935
	Athene Global Funding(b)
980,000	1.61%, 06/29/2026	990,801
230,000	2.55%, 11/19/2030	236,810
1,355,000	Athene Holding Ltd 3.50%, 01/15/2031	1,483,578
	Aviation Capital Group LLC(b)
450,000	5.50%, 12/15/2024	509,878
240,000	1.95%, 01/30/2026	242,228
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	253,687
	Banco Santander SA
2,200,000	0.70%, 06/30/2024	2,207,127
200,000	2.75%, 12/03/2030	201,696

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp
$ 75,000	3.00%, 12/20/2023	$ 77,636
2,590,000	0.52%, 06/14/2024	2,590,458
295,000	0.81%, 10/24/2024	296,081
3,975,000	4.18%, 11/25/2027	4,477,351
1,655,000	Barclays PLC 3.56%, 09/23/2035	1,736,546
2,435,000	Blackstone Secured Lending Fund(b) 2.13%, 02/15/2027	2,404,915
1,865,000	BNP Paribas SA(b) 1.68%, 06/30/2027	1,879,250
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	61,681
25,000	4.13%, 05/15/2029	28,537
900,000	4.05%, 07/01/2030	1,025,164
2,030,000	Citigroup Inc 3.50%, 05/15/2023	2,135,521
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	185,972
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	148,453
560,000	Credit Agricole SA 4.00%, 01/10/2033	612,587
990,000	Credit Suisse AG 0.50%, 02/02/2024	987,590
1,625,000	Crown Castle International Corp REIT 2.50%, 07/15/2031	1,665,512
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	393,016
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,915,320
745,000	3.55%, 09/18/2031	805,081
450,000	3.04%, 05/28/2032	465,434
	Equinix Inc REIT
2,400,000	1.45%, 05/15/2026	2,412,814
1,605,000	2.00%, 05/15/2028	1,639,159
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	23,028
1,455,000	Fidelity National Financial Inc 3.40%, 06/15/2030	1,590,593
585,000	FS KKR Capital Corp 3.40%, 01/15/2026	610,977
1,865,000	GE Capital Funding LLC 4.40%, 05/15/2030	2,194,126
960,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	1,070,627
	Goldman Sachs Group Inc
1,510,000	0.48%, 01/27/2023	1,510,814
2,895,000	0.63%, 11/17/2023	2,895,879
2,580,000	0.66%, 09/10/2024	2,579,641
13,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	14,004
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	10,422
Principal Amount(a)		Fair Value
Financial — (continued)
$ 10,000	6.25%, 05/15/2026	$ 10,508
1,315,000	5.25%, 05/15/2027	1,382,394
745,000	4.38%, 02/01/2029	754,312
215,000	Intesa Sanpaolo SpA(b) 4.20%, 06/01/2032	221,253
	Iron Mountain Inc REIT(b)
5,000	5.00%, 07/15/2028	5,194
1,015,000	5.25%, 07/15/2030	1,081,609
915,000	JPMorgan Chase & Co 1.58%, 04/22/2027	925,750
2,585,000	KeyBank NA 0.43%, 06/14/2024	2,587,938
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,990
310,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 5.25%, 10/01/2025	314,650
890,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 3.88%, 02/15/2029	911,262
	Morgan Stanley
1,910,000	0.53%, 01/25/2024	1,910,532
2,755,000	0.79%, 01/22/2025	2,759,436
2,470,000	4.35%, 09/08/2026	2,813,007
360,000	Nasdaq Inc 0.45%, 12/21/2022	360,155
1,140,000	National Securities Clearing Corp(b) 0.40%, 12/07/2023	1,141,777
1,580,000	Nationwide Building Society(b) 0.55%, 01/22/2024	1,578,150
1,280,000	Natwest Group PLC 1.64%, 06/14/2027	1,287,126
	Navient Corp
95,000	7.25%, 09/25/2023	104,608
1,015,000	5.00%, 03/15/2027	1,055,600
1,840,000	New York Life Global Funding(b) 0.85%, 01/15/2026	1,830,959
620,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	627,186
	OneMain Finance Corp
25,000	8.88%, 06/01/2025	27,499
470,000	5.38%, 11/15/2029	516,276
	Owl Rock Capital Corp
915,000	2.63%, 01/15/2027	925,706
1,010,000	2.88%, 06/11/2028	1,020,847
1,150,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	1,148,855
50,000	Quicken Loans LLC(b) 5.25%, 01/15/2028	52,625

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b)
$ 190,000	3.63%, 03/01/2029	$ 190,475
4,110,000	3.88%, 03/01/2031	4,191,399
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,744
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	117,707
350,000	Royal Bank of Canada 0.50%, 10/26/2023	350,814
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	16,055
210,000	3.24%, 10/05/2026	225,949
1,045,000	SBA Communications Corp REIT(b) 3.13%, 02/01/2029	1,026,292
5,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	5,133
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	748,923
2,385,000	3.65%, 07/08/2035	2,501,298
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	16,219
	Standard Chartered PLC(b)
810,000	4.64%, 04/01/2031	954,412
1,655,000	3.27%, 02/18/2036	1,675,538
295,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	294,694
2,590,000	Svenska Handelsbanken AB(b) 0.55%, 06/11/2024	2,590,211
	Synchrony Financial
20,000	2.85%, 07/25/2022	20,436
205,000	4.38%, 03/19/2024	223,223
1,790,000	Toronto-Dominion Bank 0.25%, 01/06/2023	1,789,655
195,000	Welltower Inc REIT 4.25%, 04/01/2026	220,353
		105,613,854
Industrial — 2.84%
1,280,000	Avnet Inc 4.63%, 04/15/2026	1,446,506
	Boeing Co
1,900,000	2.20%, 02/04/2026	1,917,221
5,000	2.25%, 06/15/2026	5,156
5,000	2.95%, 02/01/2030	5,178
10,000	5.15%, 05/01/2030	11,908
235,000	3.63%, 02/01/2031(f)	256,346
5,000	3.38%, 06/15/2046	4,895
5,000	3.63%, 03/01/2048	4,990
10,000	3.85%, 11/01/2048	10,438
6,325,000	3.75%, 02/01/2050	6,573,847
90,000	5.81%, 05/01/2050	122,759
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 598,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	$ 639,860
	Caterpillar Financial Services Corp
3,750,000	0.45%, 09/14/2023	3,760,473
1,130,000	0.45%, 05/17/2024	1,132,143
	Cemex SAB de CV(b)
580,000	5.13%, Perpetual(g)	608,890
905,000	5.20%, 09/17/2030	990,975
2,495,000	3.88%, 07/11/2031	2,583,572
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	5,241
465,000	5.40%, 02/01/2027	492,435
600,000	General Electric Co(f) 3.63%, 05/01/2030	677,823
200,000	GMR Hyderabad International Airport Ltd(b) 4.25%, 10/27/2027	190,772
5,000	Huntington Ingalls Industries Inc 3.84%, 05/01/2025	5,471
760,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	734,175
	Jabil Inc
660,000	1.70%, 04/15/2026	669,616
10,000	3.00%, 01/15/2031	10,341
100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	101,875
	John Deere Capital Corp
3,615,000	2.95%, 04/01/2022	3,680,498
1,255,000	0.45%, 06/07/2024	1,252,911
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	415,631
	Spirit AeroSystems Inc
670,000	7.50%, 04/15/2025(b)	710,200
675,000	4.60%, 06/15/2028	653,063
1,215,000	SYNNEX Corp(b) 1.75%, 08/09/2026	1,213,999
	TransDigm Inc(b)
505,000	6.25%, 03/15/2026	529,619
390,000	4.63%, 01/15/2029	389,025
		31,807,852
Technology — 1.24%
	Broadcom Inc
1,435,000	5.00%, 04/15/2030	1,713,188
815,000	4.30%, 11/15/2032	941,165
5,000	Dell International LLC / EMC Corp(b) 7.13%, 06/15/2024	5,115
715,000	International Business Machines Corp 2.85%, 05/13/2022	729,765
	Marvell Technology Inc(b)
545,000	2.45%, 04/15/2028	563,560
465,000	2.95%, 04/15/2031	485,614

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
	Microchip Technology Inc
$ 310,000	4.33%, 06/01/2023	$ 329,583
840,000	0.98%, 09/01/2024(b)	838,850
	Micron Technology Inc
5,000	5.33%, 02/06/2029	6,073
1,325,000	4.66%, 02/15/2030	1,553,611
2,345,000	NVIDIA Corp 0.58%, 06/14/2024	2,354,400
15,000	NXP BV / NXP Funding LLC / NXP USA Inc(b) 3.15%, 05/01/2027	16,208
510,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	526,575
525,000	Qorvo Inc(b) 3.38%, 04/01/2031	544,966
2,710,000	salesforce.com Inc 0.63%, 07/15/2024	2,717,304
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	142,557
335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	354,547
		13,823,081
Utilities — 0.44%
	AES Corp(b)
100,000	3.95%, 07/15/2030	110,980
255,000	2.45%, 01/15/2031	257,832
	Calpine Corp(b)
455,000	5.13%, 03/15/2028	460,687
740,000	3.75%, 03/01/2031	712,058
285,000	Edison International 4.95%, 04/15/2025	316,573
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	5,692
35,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	35,059
	NRG Energy Inc(b)
395,000	4.45%, 06/15/2029	445,305
490,000	5.25%, 06/15/2029	525,525
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	98,454
1,130,000	4.30%, 03/15/2045	1,069,797
210,000	4.25%, 03/15/2046	202,594
685,000	3.50%, 08/01/2050	612,381
20,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	21,429
		4,874,366
TOTAL CORPORATE BONDS AND NOTES — 27.71% (Cost $304,730,315)		$309,840,120
CONVERTIBLE BONDS
Communications — 0.71%
	DISH Network Corp
550,000	(3.31%), 12/15/2025(b)(h)	643,225
Principal Amount(a)		Fair Value
Communications — (continued)
$ 2,645,000	3.38%, 08/15/2026	$ 2,711,125
380,000	Expedia Group Inc(b)(h) (1.38%), 02/15/2026	405,460
315,000	Liberty Media Corp(b) 0.50%, 12/01/2050	345,713
2,075,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,977,625
615,000	Twitter Inc(b)(h) 0.89%, 03/15/2026	590,784
330,000	Uber Technologies Inc(b)(h) 0.57%, 12/15/2025	321,915
		7,995,847
Consumer, Cyclical — 0.19%
295,000	JetBlue Airways Corp(b)(f) 0.50%, 04/01/2026	289,395
440,000	Peloton Interactive Inc(b)(h) 1.19%, 02/15/2026	417,450
160,000	Penn National Gaming Inc 2.75%, 05/15/2026	483,792
650,000	Southwest Airlines Co 1.25%, 05/01/2025	952,656
		2,143,293
Consumer, Non-Cyclical — 0.42%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024(f)	887,922
1,595,000	1.25%, 05/15/2027	1,569,400
120,000	Guardant Health Inc(b)(h) (1.13%), 11/15/2027	129,150
415,000	Ionis Pharmaceuticals Inc(b)(h) 1.00%, 04/01/2026	396,532
195,000	Livongo Health Inc 0.88%, 06/01/2025	282,051
1,310,000	Teladoc Health Inc 1.25%, 06/01/2027	1,396,853
		4,661,908
Technology — 0.05%
565,000	Splunk Inc 1.13%, 06/15/2027	549,463
TOTAL CONVERTIBLE BONDS — 1.37% (Cost $14,940,504)		$15,350,511
FOREIGN GOVERNMENT BONDS AND NOTES
3,475,000	European Investment Bank 0.25%, 09/15/2023	3,475,811
30,700,000	Export-Import Bank of Korea INR, 6.75%, 08/09/2022	419,597
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,473,761
35,340,000	International Finance Corp INR, 5.85%, 11/25/2022	481,553

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 427,456(i)	Mexican Bonos MXN, 6.75%, 03/09/2023	$ 2,182,755
65,000	Province of Quebec Canada 0.60%, 07/23/2025	64,750
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.90% (Cost $10,086,838)		$10,098,227
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.89%
1,076,732	510 Asset Backed Trust(b)(e) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	1,079,821
775,000	BANK(d) Series 2021-BN35 Class AS 2.46%, 07/15/2031	798,250
100,941	Barclays Commercial Mortgage Secured Trust(b) Series 2013-TYSN Class A2 3.76%, 09/05/2032	100,988
177,469	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	177,543
23,693	BX Commercial Mortgage Trust(b)(c) Series 2020-BXLP Class C 1.21%, 12/15/2036 1-mo. LIBOR + 1.12%	23,723
1,001,972	CIM Trust(b)(e) Series 2021-NR2 Class A1 2.57%, 07/25/2059	1,007,789
20,000	Citigroup Commercial Mortgage Trust (b) Series 2019-PRM Class A 3.34%, 05/10/2036	21,267
410,521	Citigroup Mortgage Loan Trust(b)(d) Series 2019-B Class A1 3.26%, 04/25/2066	413,927
405,000	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	408,285
105,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	104,818
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 50,000	Credit Suisse Commercial Mortgage Securities Corp(b)(c) Series 2019-SKLZ Class D 3.69%, 01/15/2034 1-mo. LIBOR + 3.60%	$ 49,330
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
200,000	4.18%, 09/15/2037	204,638
	Series 2021-RPL1 Class A1
433,123	1.67%, 09/27/2060(d)	435,176
	Series 2021-RPL4 Class A1
1,178,684	1.80%, 12/27/2060(d)	1,185,212
205,000	Extended Stay America Trust(b)(c) Series 2021-ESH Class D 2.34%, 07/15/2038 1-mo. LIBOR + 2.25%	206,601
107,961	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	111,381
	Goldman Sachs Mortgage Securities Corp Trust(b)(d)
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033	314,281
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033	251,872
	Goldman Sachs Mortgage Securities Trust
	Series 2014-GC18 Class AS
370,000	4.38%, 01/10/2047	389,675
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(d)	955,902
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,532,873
	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d)
	Series 2012-C8 Class C
120,000	4.62%, 10/15/2045	116,057
	Series 2012-LC9 Class C
725,000	4.41%, 12/15/2047	738,787
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS5 Class A1
126,426	3.25%, 06/25/2060	128,691
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	949,167
	Series 2021-GS2 Class A1
548,521	1.75%, 04/25/2061(e)	550,227

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	$ 767,473
100,000	Morgan Stanley Bank of America Commerical Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	99,514
	Morgan Stanley Bank of America Merrill Lynch Trust(d)
	Series 2013-C12 Class C
65,000	4.76%, 10/15/2046	65,433
	Series 2016-C30 Class C
785,000	4.11%, 09/15/2049	796,952
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-5 Class A1
203,458	3.10%, 11/25/2025(e)	205,010
	Series 2021-1 Class A1
729,499	2.12%, 01/25/2026(d)	731,571
	Series 2021-2 Class A1
340,608	2.12%, 03/25/2026(d)	341,549
	Series 2021-3 Class A1
941,332	1.87%, 04/25/2026(e)	946,973
	Series 2021-4 Class A1
192,103	1.87%, 04/25/2026(e)	192,173
	Series 2021-5 Class A1
819,218	1.79%, 06/25/2026(e)	820,897
450,000	RBS Commercial Funding Inc Trust(b)(d) Series 2013-GSP Class A 3.83%, 01/15/2032	477,317
760,000	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	760,727
100,000	UBS Commercial Mortgage Trust(d) Series 2018-C14 Class C 5.27%, 12/15/2051	107,445
110,000	UBS-Barclays Commercial Mortgage Trust(b)(d) Series 2012-C2 Class BEC 4.81%, 05/10/2063	103,988
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
210,000	4.31%, 07/15/2046	210,788
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059	160,772
	Wells Fargo RBS Commercial Mortgage Trust
	Series 2012-C6 Class AS
185,000	3.84%, 04/15/2045	187,023
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2012-C7 Class AS
$ 360,000	4.09%, 06/15/2045(d)	$ 364,149
	Series 2012-C7 Class C
240,000	4.80%, 06/15/2045(d)	172,973
	Series 2013-C15 Class B
770,000	4.50%, 08/15/2046(d)	770,130
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	257,513
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	61,098
	Series 2014-C24 Class C
340,000	4.29%, 11/15/2047(d)	317,983
		21,175,732
U.S. Government Agency — 23.90%
	Federal Home Loan Mortgage Corp
9,827	2.50%, 01/01/2029	10,310
100,445	3.00%, 11/01/2034	106,015
24,938	2.50%, 06/01/2035	26,206
212,154	2.00%, 09/01/2035	220,304
165,685	2.00%, 10/01/2035	172,050
430,051	2.00%, 11/01/2035	446,572
1,802,821	2.00%, 12/01/2035	1,872,081
59,398	3.00%, 09/01/2036	62,849
63,816	3.00%, 12/01/2046	67,510
47,949	4.00%, 05/01/2047	51,669
38,725	4.50%, 10/01/2047	42,096
49,684	4.00%, 02/01/2048	53,686
6,274	4.50%, 06/01/2048	6,781
10,740	4.00%, 10/01/2048	11,464
16,437	3.50%, 09/01/2049	17,398
1,616,920	3.50%, 10/01/2049	1,710,853
18,476	3.00%, 11/01/2049	19,397
1,406,022	3.50%, 01/01/2050	1,487,808
526,683	3.50%, 05/01/2050	557,823
2,297,100	2.00%, 05/01/2051	2,344,038
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K026 Class A2
40,000	2.51%, 11/25/2022	40,997
	Series K027 Class A2
40,000	2.64%, 01/25/2023	41,172
	Series K045 Class A2
2,810,000	3.02%, 11/25/2025	3,028,866
	Series K050 Class A2
2,300,000	3.33%, 08/25/2025(d)	2,521,088
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	2,164,533
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	717,780
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(d)	2,318,522
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,807,745

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K063 Class A2
$ 882,076	3.43%, 01/25/2027(d)	$ 990,045
	Series K064 Class A1
1,762,107	2.89%, 10/25/2026	1,871,514
	Series K064 Class A2
505,000	3.22%, 03/25/2027	562,477
	Series K067 Class A2
75,000	3.19%, 07/25/2027	83,838
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(d)	2,584,002
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(d)	2,799,698
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(d)	3,102,727
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,965,617
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,608,940
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	113,504
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	3,158,778
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(d)	2,700,839
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	2,337,840
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,918,247
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,628,283
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,931,810
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(d)	2,617,332
	Series K095 Class A1
29,047	2.63%, 11/25/2028	31,200
	Series K730 Class A1
18,874	3.45%, 09/25/2024	19,452
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,415,595
	Series K740 Class A2
750,000	1.47%, 09/25/2027	766,388
21,513	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	22,747
	Federal National Mortgage Association
10,712	2.50%, 06/01/2030	11,297
391,823	3.00%, 10/01/2033	412,970
29,228	3.00%, 06/01/2034	31,161
32,353	3.00%, 07/01/2034	34,625
12,530	3.00%, 10/01/2034	13,231
27,059	3.00%, 11/01/2034	28,594
465,221	2.50%, 08/01/2035	487,675
42,670	2.00%, 09/01/2035	44,309
1,120,084	2.00%, 10/01/2035	1,163,115
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 1,746,909	2.00%, 11/01/2035	$ 1,814,022
1,789,745	2.00%, 12/01/2035	1,858,503
1,834,245	2.00%, 01/01/2036	1,904,712
42,684	4.00%, 09/01/2047	45,943
22,100	3.50%, 01/01/2048	23,521
13,060	3.50%, 03/01/2048	13,898
8,469	4.00%, 06/01/2048	9,055
0	3.00%, 08/01/2049	0
697,677	3.50%, 09/01/2049	739,138
1,287,879	3.00%, 11/01/2049	1,352,893
9,682	3.00%, 12/01/2049	10,167
62,288	3.00%, 01/01/2050	65,766
37,789	2.50%, 05/01/2050	39,393
380,983	2.50%, 06/01/2050	397,150
194,967	2.50%, 07/01/2050	203,241
1,263,634	3.00%, 07/01/2050	1,323,659
25,896	2.50%, 08/01/2050	26,994
1,514,401	3.00%, 10/01/2050	1,588,883
2,320,062	2.00%, 05/01/2051	2,367,471
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,500,000	2.47%, 04/25/2026	2,679,545
	Series 2017-M1 Class A2
2,234,025	2.42%, 10/25/2026(d)	2,392,982
	Series 2018-M2 Class A2
2,255,000	2.90%, 01/25/2028(d)	2,502,197
	Government National Mortgage Association
34,424	3.50%, 04/20/2047	36,483
22,475	4.00%, 04/20/2047	24,110
34,006	3.00%, 02/20/2048	35,647
46,751	3.50%, 02/20/2048	49,425
	Uniform Mortgage-Backed Security(j)
69,645,000	2.00%, TBA	71,569,554
63,850,000	2.50%, TBA	66,617,423
40,200,000	3.00%, TBA	42,139,336
		267,216,574
TOTAL MORTGAGE-BACKED SECURITIES — 25.79% (Cost $286,035,768)		$288,392,306
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	48,471
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.01% (Cost $45,210)		$48,471

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$ 4,000,000	1.50%, 08/15/2022	$ 4,058,594
5,220,000	0.13%, 09/30/2022	5,221,427
17,390,000	0.13%, 10/31/2022	17,394,076
14,825,000	1.63%, 11/15/2022	15,115,130
27,830,000	0.13%, 11/30/2022	27,833,261
9,305,000	1.63%, 12/15/2022	9,496,916
13,925,000	0.13%, 12/31/2022	13,925,544
13,380,000	0.13%, 01/31/2023	13,378,432
12,745,000	0.13%, 02/28/2023	12,742,511
7,070,000	0.13%, 03/31/2023	7,066,962
12,650,000	0.13%, 04/30/2023	12,642,094
13,040,000	2.75%, 04/30/2023	13,627,309
5,095,000	1.75%, 05/15/2023	5,238,695
9,800,000	2.75%, 07/31/2023	10,300,336
7,870,000	2.75%, 11/15/2023	8,321,910
6,000,000	0.13%, 12/15/2023	5,983,359
8,000,000	2.50%, 01/31/2024	8,444,688
17,350,000	2.75%, 02/15/2024	18,439,797
15,650,000	2.75%, 02/28/2025	16,917,283
3,620,000	2.75%, 06/30/2025	3,930,811
9,550,000	2.88%, 07/31/2025	10,430,018
16,887,000	2.63%, 12/31/2025	18,369,230
2,750,000	2.63%, 01/31/2026	2,993,525
4,100,000	2.38%, 05/15/2027	4,461,152
3,250,000	0.38%, 09/30/2027	3,150,215
10,875,000	2.38%, 05/15/2029	11,925,967
565,000	1.50%, 02/15/2030	581,266
7,000,000	0.88%, 11/15/2030(f)	6,796,563
1,000,000	1.63%, 05/15/2031	1,036,719
145,000	3.50%, 02/15/2039	186,472
4,000,000	1.13%, 05/15/2040	3,573,906
14,150,000	1.13%, 08/15/2040	12,599,027
5,620,000	3.00%, 11/15/2044	6,826,105
3,000,000	2.50%, 02/15/2045	3,356,484
110,000	3.00%, 02/15/2048	135,704
35,000	3.13%, 05/15/2048	44,166
75,000	3.00%, 08/15/2048	92,689
3,525,000	2.00%, 02/15/2050	3,596,326
10,380,000	1.25%, 05/15/2050	8,835,570
2,750,000	1.63%, 11/15/2050	2,570,820
TOTAL U.S. TREASURY BONDS AND NOTES — 29.66% (Cost $332,589,516)		$331,641,059
Shares
COMMON STOCK
Basic Materials — 0.01%
2,117	Newmont Corp	132,990
Communications — 0.27%
2,541	Cisco Systems Inc	140,695
2,141	Comcast Corp Class A	125,955
Shares		Fair Value
Communications — (continued)
19,096	T-Mobile US Inc(k)	$ 2,750,206
		3,016,856
Consumer, Cyclical — 0.04%
446	Home Depot Inc	146,373
1,087	Starbucks Corp	131,994
887	Walmart Inc	126,442
		404,809
Consumer, Non-Cyclical — 0.09%
954	Abbott Laboratories	115,415
373	Anthem Inc	143,236
659	Automatic Data Processing Inc	138,146
2,332	Coca-Cola Co	132,994
728	Johnson & Johnson	125,362
1,605	Merck & Co Inc	123,376
937	Procter & Gamble Co	133,270
347	UnitedHealth Group Inc	143,040
		1,054,839
Energy — 0.02%
1,129	Chevron Corp	114,944
4,928	Williams Cos Inc	123,446
		238,390
Financial — 0.05%
548	American Tower Corp REIT	154,974
162	BlackRock Inc	140,482
1,467	Morgan Stanley	140,803
1,328	Progressive Corp	126,372
		562,631
Industrial — 0.05%
332	Deere & Co	120,048
347	Lockheed Martin Corp	128,969
554	Union Pacific Corp	121,193
719	United Parcel Service Inc Class B	137,588
		507,798
Technology — 0.04%
451	Accenture PLC Class A	143,273
915	Apple Inc	133,462
492	Microsoft Corp	140,176
		416,911
Utilities — 0.02%
1,327	Duke Energy Corp	139,481

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
1,528	NextEra Energy Inc	$ 119,031
		258,512
TOTAL COMMON STOCK — 0.59% (Cost $5,893,297)		$6,593,736
CONVERTIBLE PREFERRED STOCK
Communications — 0.10%
850	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	1,065,424
Consumer, Non-Cyclical — 0.18%
6,457	Boston Scientific Corp 5.50%	787,431
10,894	Bunge Ltd 4.88%	1,275,143
		2,062,574
Energy — 0.00%(l)
396	El Paso Energy Capital Trust I 4.75%	19,875
Financial — 0.26%
1,019	Bank of America Corp 7.25%	1,507,662
933	Wells Fargo & Co 7.50%	1,416,201
		2,923,863
Technology — 0.09%
11,140	Clarivate PLC 5.25%	1,004,828
TOTAL CONVERTIBLE PREFERRED STOCK — 0.63% (Cost $6,795,524)		$7,076,564
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.23%
$13,700,000	Federal Home Loan Bank(h) 0.01%, 08/02/2021	13,699,992
U.S. Treasury Bonds and Notes — 15.96%
	U.S. Treasury Bills(h)
134,500,000	0.04%, 08/12/2021	134,498,341
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 44,000,000	0.04%, 08/17/2021	$ 43,999,193
		178,497,534
Repurchase Agreements — 1.02%
2,719,199	Repurchase agreement (principal amount/value $2,719,267 with a maturity value of $2,719,278) with Bank of America Securities Inc, 0.05%, dated 7/31/21 to be repurchased at $2,719,199 on 8/2/21 collateralized by various U.S. Government Agency securities, 1.00% - 5.50%, 11/1/28 - 8/1/51, with a value of $2,773,652.(m)	2,719,199
2,719,199	Repurchase agreement (principal amount/value $2,719,267 with a maturity value of $2,719,278) with RBC Capital Markets Corp, 0.05%, dated 7/31/21 to be repurchased at $2,719,199 on 8/2/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 7.50%, 4/15/24 - 4/1/53, with a value of $2,773,653.(m)	2,719,199
2,719,199	Repurchase agreement (principal amount/value $2,719,267 with a maturity value of $2,719,281) with Citigroup Global Markets Inc, 0.06%, dated 7/31/21 to be repurchased at $2,719,199 on 8/2/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.63% - 5.00%, 3/31/22 - 7/20/51, with a value of $2,773,653.(m)	2,719,199

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,719,199	Undivided interest of 94.76% in a repurchase agreement (principal amount/value $2,869,754 with a maturity value of $2,869,766) with Morgan Stanley & Co LLC, 0.05%, dated 7/31/21 to be repurchased at $2,719,199 on 8/2/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.00%, 7/1/24 - 8/1/51, with a value of $2,927,149.(m)	$ 2,719,199
572,352	Undivided interest of 96.43% in a repurchase agreement (principal amount/value $572,366 with a maturity value of $593,559) with HSBC Securities (USA) Inc, 0.04%, dated 7/31/21 to be repurchased at $572,352 on 8/2/21 collateralized by U.S. Treasury securities, 0.00% - 3.38%, 7/31/21 - 5/15/49, with a value of $605,428.(m)	572,352
		11,449,148
TOTAL SHORT TERM INVESTMENTS — 18.21% (Cost $203,646,674)		$203,646,674
TOTAL INVESTMENTS — 114.48% (Cost $1,271,767,649)		$1,280,066,297
OTHER ASSETS & LIABILITIES, NET — (14.48)%		$(161,947,134)
TOTAL NET ASSETS — 100.00%		$1,118,119,163
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 30, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at July 30, 2021. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at July 30, 2021.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Currency Abbreviations:
INR	Indian Rupee
MXN	Mexican Peso
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

July 30, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$107,378,629	$—	$107,378,629
Corporate Bonds and Notes	—	309,840,120	—	309,840,120
Convertible Bonds	—	15,350,511	—	15,350,511
Foreign Government Bonds and Notes	—	10,098,227	—	10,098,227
Mortgage-Backed Securities	—	288,392,306	—	288,392,306
U.S. Government Agency Bonds and Notes	—	48,471	—	48,471
U.S. Treasury Bonds and Notes	—	331,641,059	—	331,641,059
Common Stock	6,593,736	—	—	6,593,736
Convertible Preferred Stock	2,592,961	4,483,603	—	7,076,564
Short Term Investments	—	203,646,674	—	203,646,674
Total Assets	$9,186,697	$1,270,879,600	$0	$1,280,066,297
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

July 30, 2021